Regulatory and Agency Capital Requirements Minimum Required Regulatory Capital Ratios – Transition Requirements (Details)	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	1.875%
GSIB Surcharge	1.50%
Wells Fargo & Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Common Equity Required for Capital Adequacy to Risk Weighted Assets	7.875%	6.75%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	9.375%	8.25%
Capital Required for Capital Adequacy to Risk Weighted Assets	11.375%	10.25%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Wells Fargo Bank, NA [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Common Equity Required for Capital Adequacy to Risk Weighted Assets	6.375%	5.75%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.875%	7.25%
Capital Required for Capital Adequacy to Risk Weighted Assets	9.875%	9.25%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%